                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2005
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Mendon Capital Advisors Corp.
                 -------------------------------
   Address:      150 Allen Creed Road
                 -------------------------------
                 Rochester, NY 14618
                 -------------------------------

Form 13F File Number: 028-10662
                      --------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Anton Schutz
         -------------------------------
Title:   President
         -------------------------------
Phone:   585-770-1770
         -------------------------------

Signature, Place, and Date of Signing:

          Anton Schutz                Rochester, NY 14618   November 8, 2005
   -------------------------------    -------------------   ----------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0
                                        -----------------------

Form 13F Information Table Entry Total: 119
                                        -----------------------

Form 13F Information Table Value Total: $387,470 (in thousands)
                                        -----------------------


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                     Mendon Capital Advisors Corp.
                      FORM 13F INFORMATION TABLE
                For the Quarter Ended September 30, 2005

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
Ace Oct 40                    com          G0070k103   2354       50000   SH   put      Sole                  50000
Ace Nov 40                    com          G0070k103   1177       25000   SH   put      Sole                  25000
Ace Nov 45                    com          G0070k103   1177       25000   SH   put      Sole                  25000
Aflac Inc Nov 40              com          001055102   1133       25000   SH   put      Sole                  25000
Alliance Financial            com          019205103   3799      124901   SH            Sole                 124901
Allstate Oct 50               com          020002101   2765       50000   SH   put      Sole                  50000
Allstate Nov 50               com          020002101   5529      100000   SH   put      Sole                 100000
Ambac Finl Oct 65             com          023139108   1441       20000   SH   put      Sole                  20000
Ambac Finl Nov 70             com          023139108   1802       25000   SH   put      Sole                  25000
American Express Oct 55       com          025816109   2508       50000   SH   put      Sole                  50000
Americredit Oct 22.5          com          03060r101   1194       50000   SH   put      Sole                  50000
Amsouth Oct 25                com          032165102   1263       50000   SH   put      Sole                  50000
Aon Corp Oct 30               com          037389103   2406       75000   SH   put      Sole                  75000
Ares Capital Corporation      com          04010l103   1628     100,000   SH            Sole                100,000
Assurant Dec 35               com          04621x108    952      25,000   SH   put      Sole                 25,000
Astoria Financial             com          046265104   4636      175500   SH            Sole                 175500
BB&T Corporation              com          054937107   1562       40000   SH            Sole                  40000
Bancorp Rhode Island          com          059690107   7158      195200   SH            Sole                 195200
Bank of America Corp          com          060505104   5684      135000   SH            Sole                 135000
Bank of New York Inc          com          064057102   2941      100000   SH            Sole                 100000
Bank Financial Corp           com          06643p104   2682      188850   SH            Sole                 188850
Bankunited Financial          com          06652b103   1315       57500   SH            Sole                  57500
Berkshire Hills Bancorp       com          084680107   1513       44500   SH            Sole                  44500
Bridge Street Financial       com          10805u109   3754      209725   SH            Sole                 209725
CIT Group Oct 45              com          125581108   1130       25000   SH   put      Sole                  25000

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
Capital One Oct 75            com          14040h105   1988       25000   SH   put      Sole                  25000
Centennial Financial Corp     com          15133n107   9450      900000   SH            Sole                 900000
Center Bancorp Inc            com          151408101   2077      174557   SH            Sole                 174557
Central Bancorp Mass          com          152418109   3788      135100   SH            Sole                 135100
Charter Financial Corp        com          16122m100   8062      236501   SH            Sole                 236501
Chubb Corp                    com          171232101   4478       50000   SH   put      Sole                  50000
Citigroup Inc                 com          172967101   9932      218200   SH            Sole                 218200
Citizens South Banking        com          176682102   9048      715252   SH            Sole                 715252
Coast Financial Holdings      com          190354100   2046      125000   SH            Sole                 125000
Comerica Inc                  com          200340107   3829       65000   SH            Sole                  65000
Commerce Bancorp Oct 30       com          200519106   1535       50000   SH   put      Sole                  50000
Commercial Capital Bancorp    com          20162l105   5377      316300   SH            Sole                 316300
Connecticut Bank and Trust    com          207546102   2263      229700   SH            Sole                 229700
Deerfield Triarc              com          244572301   3881      280000   SH            Sole                 280000
Dime Community Bancshares     com          253922108   7760      527150   SH            Sole                 527150
Etrade Finl Oct 16            com          269246104    880       50000   SH   put      Sole                  50000
Etrade Finl Nov 17            com          269246104    440       25000   SH   put      Sole                  25000
FNB Corp PA                   com          302520101   2713      157000   SH            Sole                 157000
Fieldstone                    com          31659u300   2457      210700   SH            Sole                 210700
First Community Bancorp       com          31983b101   3288       68750   SH            Sole                  68750
First Horizon Nov 35          com          320517105   1091       30000   SH   put      Sole                  30000
First Niagara Financial       com          33582v108   8638      598200   SH            Sole                 598200
Flagstar Bancorp Inc          com          337930101   1610      100000   SH            Sole                 100000
Flag Financial Corp           com          33832h107    536       33300   SH            Sole                  33300
Gold Banc Corp Inc            com          379907108   2235      150000   SH            Sole                 150000
Golden West Nov 55            com          381317106   1485       25000   SH   put      Sole                  25000
Harrington West Financial     com          41383l104    513       30000   SH            Sole                  30000
Heritage Financial Group      com          42725u109    330       30000   SH            Sole                  30000
Hingham Institution           com          433323102    859       21000   SH            Sole                  21000
Hudson City Bancorp           com          443683107   18445     1550002  SH            Sole                 1550002
Interchange Financial         com          458447109   3127      181145   SH            Sole                 181145
JP Morgan Chase               com          46625h100   7634      225000   SH            Sole                 225000
Janus Capital Oct 15          com          47102x105    775       50000   SH   put      Sole                  50000
KKR Financial Corp            com          482476306   3336      150000   SH            Sole                 150000
Keycorp Dec 32.5              com          493267108   1613       50000   SH   put      Sole                  50000
LSB Corporation               com          50215p100    503       30000   SH            Sole                  30000
Lehman Oct 105                com          524908100   2912       25000   SH   put      Sole                  25000
Lehman Oct 110                com          524908100   2912       25000   SH   put      Sole                  25000

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
Lehman Oct 115                com          524908100   2912       25000   SH   put      Sole                  25000
Lehman Nov 110                com          524908100   2912       25000   SH   put      Sole                  25000
MGIC Oct 60                   com          552848103   1605       25000   SH   put      Sole                  25000
Marshall and Isley            com          571834100    653       15000   SH            Sole                  15000
Merrill Lynch                 com          590188108   5061       82500   SH            Sole                  82500
Met Life Oct 45               com          59156r108   2492       50000   SH   put      Sole                  50000
Millenium Bankshares          com          60037b106   1540      200000   SH            Sole                 200000
Morgan Stanley                com          617446448   7552      140000   SH            Sole                 140000
MortgageIT Holdings           com          61916q108   6339      450000   SH            Sole                 450000
National City Oct 32.5        com          635405103   3307      100000   SH   put      Sole                 100000
National City Nov 32.5        com          635405103   1654       50000   SH   put      Sole                  50000
North Fork Bank               com          659424105  11730      460000   SH            Sole                 460000
Northwest Bancorp             com          667328108   5335      251078   SH            Sole                 251078
Omega Financial               com          682092101    695       24800   SH            Sole                  24800
PNC Financial                 com          693475105    580       10000   SH            Sole                  10000
Pacific Mercantile Bancorp    com          694552100   1800      100000   SH            Sole                 100000
Pacific Permier Bancorp       com          69478x105   1043       80700   SH            Sole                  80700
Pan American Bancorp          com          697938207   1238      250000   SH            Sole                 250000
Penn Fed Financial Services   com          708167101    462       25251   SH            Sole                  25251
Peoples Bank Bridgeport       com          710198102  13331      460000   SH            Sole                 460000
Preferred Bank LA             com          740367107   2452       61000   SH            Sole                  61000
Principal Finl Oct 45         com          74251v102   3553       75000   SH   put      Sole                  75000
Progressive                   com          743315103   2619       25000   SH   put      Sole                  25000
Prudential Bancorp            com          744319104  489.9       41000   SH            Sole                  41000
Radian Oct 50                 com          750236101   1328       25000   SH   put      Sole                  25000
Radian Nov 50                 com          750236101   1328       25000   SH   put      Sole                  25000
Regions Financial Corp        com          7591ep100    778       25000   SH            Sole                  25000
Republic Companies            com          760349100   2055      162300   SH            Sole                 162300
Rome Bancorp Inc              com          77587p103   2234      212945   SH            Sole                 212945
SLM Oct 50                    com          78442p106   5364      100000   SH   put      Sole                 100000
SNB Bancshares Texas          com          78460m209   8642      768136   SH            Sole                 768136
St Paul Nov 40                com          792860108   1122       25000   SH   put      Sole                  25000
Schwab Jan 12.5               com          808513105   1443      100000   SH   put      Sole                 100000
Sound Federal Bancorp         com          83607v104   6915      413835   SH            Sole                 413835
Southern Connecticut Bancorp  com          84264a102    462       59000   SH            Sole                  59000
Sovereign                     com          845905108  15354      696623   SH            Sole                 696623
State National Bancshares     com          857124101   1866       71750   SH            Sole                  71750
State Street Nov 45           com          857477103   2446       50000   SH   put      Sole                  50000

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
Sterling Bancshares           com          858907108   2877      195700   SH            Sole                 195700
Sterling Bancorp              com          859158107   1756       78000   SH            Sole                  78000
Synergy                       com          87162v102   6996      564650   SH            Sole                 564650
TCF Finl Oct 25               com          872275102   1338       50000   SH   put      Sole                  50000
TIB Financial                 com          872449103    622       20000   SH            Sole                  20000
Technology Inv Cap Corp       com          878717305   4718      298792   SH            Sole                 298792
Trinity Bank                  com          89641r108   2842      157900   SH            Sole                 157900
UCBH Oct 20                   com          90262t308    458       25000   SH   put      Sole                  25000
UCBH Oct 17.5                 com          90262t308    917       50000   SH   put      Sole                  50000
USB Holding                   com          902910108   7930      347794   SH            Sole                 347794
Wachovia Nov 47.5             com          920003102   1190       25000   SH   put      Sole                  25000
Wainwright Bank and Trust     com          930705108    549       52500   SH            Sole                  52500
Washington Mutual             com          939322103   2942       75000   SH            Sole                  75000
Webster Financial             com          947890109   2783       61900   SH            Sole                  61900
Wells Fargo Nov 55            com          949746101   2929       50000   SH   put      Sole                  50000
Willow Grove                  com          97111w101   4601      293800   SH            Sole                 293800
Yardville National Bancorp    com          985021104   1276       36200   SH            Sole                  36200
Zions Bancorp                 com          989701107    712       10000   SH            Sole                  10000


Total                                                            387470